Debt - Schedule of Carrying Values and Estimated Fair Values of Debt Instruments (Details) - USD ($) $ in Millions		Mar. 31, 2018	Dec. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount, Debt		$ 16,052	$ 16,046
Senior Notes, net of premium or discount [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount, Debt	[1]	14,359	14,360
Senior Notes, net of premium or discount [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes, Estimated Fair Value	[1]	15,116	15,485
2037 SPL Senior Notes [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount, Debt	[2]	800	800
2037 SPL Senior Notes [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes, Estimated Fair Value	[2]	838	871
Credit facilities [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount, Debt	[3]	1,090	1,090
Credit facilities [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Credit Facilities, Estimated Fair Value	[3]	$ 1,090	$ 1,090

[1]	Includes 2021 SPL Senior Notes, 2022 SPL Senior Notes, 2023 SPL Senior Notes, 2024 SPL Senior Notes, 2025 SPL Senior Notes, 2026 SPL Senior Notes, 2027 SPL Senior Notes, 2028 SPL Senior Notes and 2025 CQP Senior Notes. The Level 2 estimated fair value was based on quotes obtained from broker-dealers or market makers of these senior notes and other similar instruments.
[2]	The Level 3 estimated fair value was calculated based on inputs that are observable in the market or that could be derived from, or corroborated with, observable market data, including our stock price and interest rates based on debt issued by parties with comparable credit ratings to us and inputs that are not observable in the market.
[3]	Includes SPL Working Capital Facility and 2016 CQP Credit Facilities. The Level 3 estimated fair value approximates the principal amount because the interest rates are variable and reflective of market rates and the debt may be repaid, in full or in part, at any time without penalty.